Goodwill and Other Intangible Assets (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Software [Member] USD ($)	Mar. 31, 2011 Software [Member] JPY (¥)	Mar. 31, 2010 Software [Member] JPY (¥)	Mar. 31, 2011 Leasehold [Member] USD ($)	Mar. 31, 2011 Leasehold [Member] JPY (¥)	Mar. 31, 2010 Leasehold [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)
Other intangible assets subject to amortization:
Gross carrying amount	$ 873,397	¥ 72,492,000	¥ 73,941,000	$ 402,012	¥ 33,367,000	¥ 34,699,000	$ 107,542	¥ 8,926,000	¥ 9,076,000	$ 363,843	¥ 30,199,000	¥ 30,166,000
Accumulated amortization	(379,614)	(31,508,000)	(24,909,000)	(211,217)	(17,531,000)	(13,280,000)	(19,096)	(1,585,000)	(1,586,000)	(149,301)	(12,392,000)	(10,043,000)
Net carrying amount	493,783	40,984,000	49,032,000	190,795	15,836,000	21,419,000	88,446	7,341,000	7,490,000	214,542	17,807,000	20,123,000
Other intangible assets not subject to amortization	156,470	12,987,000	12,697,000
Total other intangible assets	$ 650,253	¥ 53,971,000	¥ 61,729,000